Pension And Other Postretirement Benefits (Schedule Of Significant Actuarial Assumptions In Determining Funded Status Plan) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Discount Rate	4.05%	3.64%
Rate of Compensation Increases	4.00%	4.00%
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Discount Rate	4.29%	3.96%
Trend for Next Year	8.39%	6.90%
Ultimate Trend	4.50%	4.50%
Year Ultimate Trend Reached	2022	2021